Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

NOTE 11. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2013	2012
Depreciation and amortization	$43,623	$41,411
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(9,072)	(13,350)
Net operating loss and other carryforwards	(2,272)	(2,167)
Other – net	29	(1,199)
Subtotal	34,182	26,569
Deferred tax assets valuation allowance	927	886
Net deferred tax liabilities	$35,109	$27,455

Net long-term deferred tax liabilities	$36,308	$28,491
Less: Net current deferred tax assets	(1,199)	(1,036)
Net deferred tax liabilities	$35,109	$27,455

At December 31, 2013, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $866 and for state and foreign income tax purposes of $890, expiring through 2032. Additionally, we had state credit carryforwards of $515, expiring primarily through 2033.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2013 and 2012, relate primarily to state net operating losses and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2013 and 2012 is as follows:

Federal, State and Foreign Tax	2013	2012
Balance at beginning of year	$4,793	$4,541
Increases for tax positions related to the current year	255	791
Increases for tax positions related to prior years	488	991
Decreases for tax positions related to prior years	(1,238)	(1,426)
Lapse of statute of limitations	(24)	(29)
Settlements	(47)	(75)
Balance at end of year	4,227	4,793
Accrued interest and penalties	1,034	977
Gross unrecognized income tax benefits	5,261	5,770
Less: Deferred federal and state income tax benefits	(481)	(610)
Less: Tax attributable to timing items included above	(2,121)	(2,448)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,659	$2,712

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,303 at December 31, 2013, and $2,372 at December 31, 2012.

Accrued interest and penalties included in UTBs were $1,034 as of December 31, 2013, and $977 as of December 31, 2012. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $35 for 2013, $(74) for 2012, and $(65) for 2011.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2008. All audit periods prior to 2003 are closed for federal examination purposes. We are engaged with the IRS Appeals Division in resolving issues related to our 2003 through 2008 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2013	2012	2011
Federal:
Current	$3,043	$451	$(420)
Deferred – net	5,692	2,256	2,555
	8,735	2,707	2,135
State, local and foreign:
Current	(61)	702	23
Deferred – net	550	(509)	374
	489	193	397
Total	$9,224	$2,900	$2,532

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2013	2012	2011
Taxes computed at federal statutory rate	$9,722	$3,654	$2,351
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	294	85	210
Goodwill Impairment	-	-	961
Other – net	(792)	(839)	(990)
Total	$9,224	$2,900	$2,532
Effective Tax Rate	33.2%	27.8%	37.7%